Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Mar. 31, 2023		Mar. 31, 2022
Income Statement [Abstract]
REVENUES	$ 195,937		$ 116,461		$ 1,103,975		$ 5,046,559
COSTS AND EXPENSES
Lease operating expenses	105,448		92,543		770,133		1,412,093
Salaries and salaries related costs	4,829,951		445,605		6,012,156		2,027,255
Professional and consulting fees	814,273				3,205,896		324,739
Selling, general and administrative costs	2,814,530		1,307,940		6,314,683		3,993,193
Settlement expenses					2,071,917
Impairment - goodwill					8,018,217
Depreciation, amortization, impairment, depletion, and accretion	317,564		168,864		6,188,303		6,218,183
Total costs and expenses	8,881,766		2,014,952		32,581,305		13,975,443
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSE)	(8,685,829)		(1,898,491)		(31,477,330)		(8,928,884)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	(2,343,320)				2,745,309		2,954,109
Derivative expense	(2,427,596)				(12,304,724)
Amortization of debt discount - Convertible Note	(358,194)				(336,151)
Amortization of discount - Series C Preferred Stock	(1,145,441)				(1,341,362)
Loss on sale of fixed assets							(885,796)
Amortization of original issue discount of convertible note	(56,354)				(60,636)
Interest expense, net of interest income	(150,134)		(2,205)		(84,581)		(62,182)
Total other income (expense)	(6,481,039)		(2,205)		(11,382,145)		2,006,131
(LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(15,166,868)		(1,900,696)		(42,859,475)		(6,922,753)
DISCONTINUED OPERATIONS:
Loss from discontinued operations			(85,848)		(85,848)
Loss on disposal of discontinued operations					(144,654)
Total discontinued operations			(85,848)		(230,502)
(LOSS) INCOME FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(15,166,868)		(1,986,544)		(43,089,977)		(6,922,753)
PROVISION FOR INCOME TAXES
NET (LOSS) INCOME	(15,166,868)		(1,986,544)		(43,089,977)		(6,922,753)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST
NET LOSS ATTRIBUTABLE TO WHITE RIVER ENERGY CORP	$ (15,166,868)		$ (1,986,544)		$ (43,089,977)		$ (6,922,753)
NET (LOSS) EARNINGS PER SHARE - BASIC
Continuing operations	$ (1.49)				$ (4.82)
Discontinued operations					(0.03)
NET (LOSS) EARNINGS PER SHARE	$ (1.49)				$ (4.85)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC ()	10,208,909	[1]		[1]	8,898,904	[2]		[2]
NET (LOSS) EARNINGS PER SHARE - DILUTED	$ (1.49)				$ (4.85)
WEIGHTED AVERAGE SHARES OUTSTANDING - DILUTED ()	10,208,909	[1]		[1]	8,898,904	[2]		[2]

[1]	Since the retroactive treatment is reflected and there were only Series A preferred shares issued in the exchange, no EPS for the prior periods are reflected. The 1,200 Series A convert into 42,253,521 common shares.
[2]	Since the retroactive treatment is reflected and there were only Series A preferred shares issued in the exchange, no EPS for the prior periods are reflected. The 1,200 Series A convert into 42,253,521 common shares.